FINANCE LEASE PAYABLES - Sale and leaseback transactions with related parties (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCE LEASE PAYABLES
Losses on sale and leaseback transactions	¥ 254	¥ 102
Gain on sale and leaseback transactions	¥ 115	¥ 0
Minimum
FINANCE LEASE PAYABLES
Sale and leaseback lease terms	1 year
Internal Rate of Return (IRR)	4.35%	4.35%
Maximum
FINANCE LEASE PAYABLES
Sale and leaseback lease terms	6 years
Internal Rate of Return (IRR)	9.74%	6.20%